SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

03-01    GF     8700     8.5709       10.40	       Weeden & Co.
03-02   " "     5900     8.5846       10.61              " "
03-05   " "     7000     8.6086       10.45              " "
03-06   " "     9000     8.7953       10.71		   " "
03-07   " "     7000     8.8237       10.79              " "
03-08   " "     8600     8.7700       10.65              " "
03-09   " "     9000     8.6567       10.47              " "
03-12   " "     9000     8.4717       10.07              " "
03-13   " "     7500     8.1835        9.85              " "
03-14   " "     9000     8.0244        9.45              " "
03-15   " "     2500     7.9492        9.49              " "
03-16   " "     9000     7.8889        9.28              " "
03-19   " "     7000     7.6886        9.12              " "
03-20   " "     8500     7.8535        9.37              " "
03-26   " "     8000     7.5500        8.94              " "
03-28   " "     8000     7.4475        8.89              " "
03-29   " "     7700     7.3682        8.76              " "
03-30   " "     7400     7.2662        8.87              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          04/02/01